Margin Loan Payable - Schedule of Movement of the Margin Loan (Detail) - 12 months ended Apr. 30, 2022 $ in Thousands, $ in Thousands	USD ($)	CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Draw-down	$ 10,047	$ 12,908
Margin Loan Facility [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Draw-down	10,175	12,710
Less: transaction costs and fees	(239)	(295)
Interest expense	573	721
Interest paid	$ (462)	(582)
Unrealized foreign exchange loss		$ 354